Share-Based Compensation - Summary of plans (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands				12 Months Ended
	Jan. 29, 2021	Mar. 30, 2017	Jun. 26, 2016	Mar. 31, 2022	Mar. 31, 2021
Share-Based Compensation
Proceeds from stock options issued					¥ 1,707
2nd and 3rd Series stock options outstanding
Share-Based Compensation
Number of options granted		81,000	540,000
Number of shares which may be issued for each option exercised		¥ 1	¥ 1
Contractual term of awards		10 years	10 years
Fair value as of grant date		¥ 35	¥ 11
Exercise price		¥ 56	¥ 19
Unrecognized compensation cost				¥ 825
4th Series stock options outstanding
Share-Based Compensation
Number of options granted	2,019,000
Number of shares which may be issued for each option exercised	¥ 1
Contractual term of awards	10 years
Fair value as of grant date	¥ 100
Exercise price	56			¥ 1	¥ 1
Unrecognized compensation cost				¥ 4,533
Market condition, minimum price for common shares	¥ 55.66
Proceeds from stock options issued					¥ 1,707
4th Series stock options outstanding | Selling, general, and administrative expenses
Share-Based Compensation
Compensation costs recognized				¥ 111,684	¥ 83,976
4th Series stock options outstanding | Stock options
Share-Based Compensation
Fair value as of grant date				¥ 72
Expected dividend yield				0.00%